Supplemental Balance Sheet Disclosures (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Supplemental Balance Sheet Disclosures

	March 31,	March 31,
	2018	2017

Assets
Current assets
Cash and Bank Deposits	$109,857	$-
Subscription receivable	2,100,000	-
Loans receivable	964,296	-
Other receivable	33,010	-
Deposit & Prepayments	25,972	-
Total current assets	3,233,135	-

Plant, machinery and equipment, net	28,378	-

Total assets	3,261,513	-

Liabilities and stockholders' equity
Current liabilities
Amount due to Directors	17,533	-
Accruals & Other payable	234,236	-
Tax payable	1,255	-
Total current liabilities	253,024	-

Stockholders' equity
Ordinary shares, 10,000 shares issued at no par value
Paid-in capital	3,000,000	-
Accumulated losses	(26,722)	-
Surplus reserve	35,211	-
Total stockholders' equity	3,008,489	-

Total liabilities and stockholders' equity	$3,261,513	$-